Operating Segments	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of operating segments [abstract]
Operating Segments

Note 2. Operating segments

Operating segment information is disclosed on the same basis as information used for internal reporting purposes by the Board of Directors.

At regular intervals, the board is provided management information for the Company’s cash position, the carrying values of exploration permits and Company cash forecast for the next twelve months of operation. On this basis, the board considers the consolidated entity operates in one segment being exploration of minerals and two geographical areas, being Australia and United States.

Geographical information

	Interest income		Geographical non-current assets
	31 December 2024	31 December 2023	31 December 2024	30 June 2024
	A$	A$	A$	A$

Australia	22,404	173,290	383,305	511,073
Canada	-	-	-	7,104,167
United States	-	246	105,358,196	96,152,078

	22,404	173,536	105,741,501	103,767,318

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 3. Operating Segments

Operating segment information is disclosed on the same basis as information used for internal reporting purposes

At regular intervals, the board is provided management information for the Company’s cash position, the carrying values of exploration permits and Company cash forecast for the next twelve months of operation. On this basis, the board considers the consolidated entity operates in one segment being exploration of minerals and two geographical areas, being Australia and United States. For the financial year ended 30 June 2024 the Canadian assets relate to the investment in associate and the exploration asset has been eliminated due to the deconsolidation.

Geographical Information

	Interest Income			Geographical Non-Current Assets
	30 June 2024	30 June 2023	30 June 2022	30 June 2024	30 June 2023
	A$	A$	A$	A$	A$

Australia	270,381	7,397	20,000	511,073	1,470,024
Canada	-	-	-	7,104,167	16,767,507
United States	245	4,630	-	96,152,078	84,363,356

	270,626	12,027	20,000	103,767,318	102,600,889